J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

September 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan Corporate Bond Research Enhanced ETF and

JPMorgan U.S. Aggregate Bond ETF (the “Funds”)

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 196 under the 1933 Act (Amendment No. 198 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Funds as new series of the Trust.

The Amendment includes the prospectuses and Statements of Additional Information for the Funds. The Funds will seek to provide total return for JPMorgan Corporate Bond Research Enhanced ETF and to provide long-term total return for JPMorgan U.S. Aggregate Bond ETF.

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary